Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of NCDC S.A [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values allocated to NCDC assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Current assets (including cash acquired of $2,119)	$3,786
Customer relations	4,359
Deferred tax liabilities, net	(828)
Other long-term assets	2,280
Current liabilities	(918)
Other long-term liabilities	(324)
Goodwill	3,258

Total assets acquired	$11,613

Acquisition of Theoris Group Inc. ("Theoris") [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the provisional estimated fair values allocated to the Theoris acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$2,321
Intangible assets	5,205
Goodwill	5,284
Liabilities in respect of business combinations	(2,561)

Total assets acquired net of acquired cash	$10,249

Acquisition of Executive Life Ltd. (“Executive”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the provisional estimated fair values allocated to the Executive acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$244
Intangible assets	229
Goodwill	843
Liabilities in respect of business combinations	(672)

Total assets acquired net of acquired cash	$644

Acquisition of nursing care business (“Nursing Care Business”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date:

Customer relationships	$529
Technology	309
Goodwill	758

Total assets acquired net of acquired cash	$1,596

Acquisition of K.M.T. [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets excluding $632 cash acquired	$197
Intangible assets	8,281
Non-controlling interests	(3,644)
Goodwill	9,410

Total assets acquired, net of acquired cash	$14,244

Acquisition of Alacer Matrix LLC (“Alacer”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the provisional estimated fair values allocated to the Alacer acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$100
Intangible assets	555
Deferred taxes	(150)
Non-controlling interests	(254)
Goodwill	1,699

Total assets acquired net of acquired cash	$1,950

Acquisition of Moshe Ort Ltd. (“Ortech”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the provisional estimated fair values allocated to the Ortech acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(118)
Intangible assets	3,187
Deferred taxes	(733)
Liabilities in respect of business combinations	(7,745)
Goodwill	8,168

Total assets acquired net of acquired cash	$2,759

Acquisition of Heshev Information Systems (2012) Ltd. (“Heshev”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(110)
Intangible assets	1,731
Deferred taxes	(388)
Non-controlling interests	(386)
Goodwill	438

Total consideration, net of acquired cash	$1,285

Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition
Net liabilities excluding cash acquired	$(2,254)
Intangible assets	9,082
Deferred taxes	(2,031)
Non-controlling interests	(2,968)
Goodwill	8,038

Total consideration, net of acquired cash	$9,867

Acquisition of Y-IT Ltd. (“Y-IT”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,193)
Intangible assets	17,264
Deferred taxes	(3,971)
Non-controlling interests	(5,739)
Liabilities in respect of business combinations	(1,751)
Goodwill	15,330

Total consideration, net of acquired cash	$18,940

Acquisition of Paperless Ltd. (“Paperless”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	7,682
Deferred taxes	(1,767)
Non-controlling interests	(1,933)
Liabilities in respect of business combinations	(5,867)
Goodwill	2,919

Total consideration, net of acquired cash	$1,125

Acquisition of Emalogic Software Ltd. (“Emalogic”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,847)
Intangible assets	3,006
Deferred taxes	(692)
Liabilities in respect of business combinations	(443)
Non-controlling interests	(749)
Goodwill	4,619

Total consideration, net of acquired cash	$3,894

Formula [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	Acquisition-related costs were immaterial. Yona’s and Hashahar’s results of operations were included in the consolidated financial statements of the Company since their respective acquisition dates.
Net assets excluding cash acquired	$552
Intangible assets	3,020
Deferred taxes	(695)
Liabilities in respect of business combinations	(2,214)
Non-controlling interests	(1,173)
Goodwill	1,792

Total assets acquired net of acquired cash	$1,282